Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)	$ (12,851)	$ (40,390)	$ (5,413)	[1]	$ (41,687)	[1]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	27,748	28,107	55,490		55,836		$ 110,902
Impairment (Note 19)	16,384	49,649	16,384		49,649		49,649
Amortization of contract intangibles / liabilities					(583)
Amortization of deferred revenue			(234)		(234)
Amortization of deferred debt issuance cost	543	758	1,089		1,355
Drydocking expenditure			(58)		(10,701)
Income tax (benefit) expense	213	49	354		(196)
Income taxes paid			(23)		(414)
Unrealized (gain) loss on derivative instruments			1,251		729
Unrealized (gain) loss on foreign currency transactions			148		(43)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties			(436)		(430)
Decrease (increase) in inventories			(20)		2,663
Decrease (increase) in other current assets			(1,907)		6,904
Increase (decrease) in trade accounts payable			(4,636)		2,626
Increase (decrease) in accrued expenses			(5,058)		3,226
Increase (decrease) prepaid charter			1,887		3,318
Increase (decrease) in amounts due to related parties			1,754		43
Net cash provided by operating activities			60,572		72,061
INVESTING ACTIVITIES
Additions to vessel and equipment			(75)		(2,744)
Net cash used in investing activities			(75)		(2,744)
FINANCING ACTIVITIES
Proceeds from long-term debt			60,000		240,000
Repayments of long-term debt			(121,971)		(286,078)
Payment of debt issuance cost			(536)		(2,466)
Cash distributions			(5,203)		(5,203)
Net cash used in financing activities			(67,710)		(53,747)
Effect of exchange rate changes on cash			(89)		(25)
Net increase (decrease) in cash and cash equivalents			(7,302)		15,545
Cash and cash equivalents at the beginning of the period			63,921		47,579		47,579
Cash and cash equivalents at the end of the period	$ 56,619	$ 63,124	$ 56,619		$ 63,124		$ 63,921

[1]	Included in net income (loss) is interest paid amounting to $33.6 million and $34.0 million for the six months ended June 30, 2024 and 2023, respectively.